LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.9%
AUSTRALIA - 3.3%
Pharmaceuticals - 3.3%
CSL Ltd.	2,300	$416,925

Total Australia		416,925

FINLAND - 1.8%
Banks - 1.8%
Nordea Bank Abp	40,500	227,829

Total Finland		227,829

FRANCE - 14.0%
Aerospace & Defense - 1.8%
Safran SA	2,625	232,568

Chemicals - 3.0%
Air Liquide SA	2,925	373,369

Electrical Equipment & Instruments - 2.8%
Schneider Electric SA	4,195	354,574

IT Consulting & Services - 2.0%
Cap Gemini	2,990	249,852

Oil & Gas & Consumable Fuels - 1.9%
TOTAL SA	6,220	234,362

Specialty Retail - 2.5%
LVMH Moet Hennessy Louis Vuitton SE	865	317,240

Total France		1,761,965

GERMANY - 7.7%
Insurance - 0.8%
Allianz SE	584	99,454

Machinery - 1.6%
KION Group AG	4,750	204,430

Semiconductor Equipment & Products - 1.4%
Infineon Technologies AG	11,953	172,551

Software - 2.9%
SAP SE	3,325	371,230

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	550	122,115

Total Germany		969,780

IRELAND - 2.4%
Construction Materials - 2.4%
CRH PLC	10,900	294,768

Total Ireland		294,768

ITALY - 2.6%
Banks - 1.2%
UniCredit SpA	19,400	150,090

Textiles, Apparel & Luxury Goods - 1.4%
Moncler SpA	4,800	174,426

Total Italy		324,516

JAPAN - 9.6%
Computers & Peripherals - 1.7%
Nidec Corp.	4,285	220,825

Food & Drug Retailing - 3.0%
Tsuruha Holdings, Inc.	2,820	371,810

Media & Entertainment - 3.1%
Nintendo Co., Ltd.	995	386,711

Personal Products - 1.8%
Shiseido Co., Ltd.	3,900	229,213

Total Japan		1,208,559

JERSEY - 2.6%
Trading Companies & Distributors - 2.6%
Ferguson PLC	5,200	321,528

Total Jersey		321,528

NETHERLANDS - 3.4%
Semiconductor Equipment & Products - 3.4%
ASML Holding NV	1,600	421,784

Total Netherlands		421,784

SPAIN - 2.7%
Banks - 1.0%
CaixaBank SA	68,500	126,767

Machinery - 1.7%
Fluidra SA (a)	22,750	212,895

Total Spain		339,662

SWEDEN - 1.4%
Oil & Gas & Consumable Fuels - 1.4%
Lundin Petroleum AB	9,200	173,665

Total Sweden		173,665

SWITZERLAND - 16.0%
Banks - 1.9%
Julius Baer Group Ltd.	7,250	242,857

Electrical Equipment & Instruments - 2.2%
ABB Ltd.	15,800	274,620

Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (a)	5,250	268,961

Pharmaceuticals - 7.0%
Lonza Group AG	1,065	438,060
Roche Holding AG	1,350	434,352
		872,412
Software - 2.8%
Temenos AG	2,700	351,944

Total Switzerland		2,010,794

UNITED KINGDOM - 21.4%
Banks - 1.9%
Barclays PLC	60,000	68,186
Lloyds Banking Group PLC	425,000	166,154
		234,340
Beverages - 1.8%
Diageo PLC	7,100	225,137

Commercial Services & Supplies - 2.9%
Rentokil Initial PLC	76,250	364,168

Hotels, Restaurants & Leisure - 3.7%
Compass Group PLC	14,445	225,054
InterContinental Hotels Group PLC	5,570	236,966
		462,020
Household Products - 1.9%
Reckitt Benckiser Group PLC	3,200	243,761

Insurance - 1.6%
Prudential PLC	16,400	205,489

Oil & Gas & Consumable Fuels - 1.6%
Royal Dutch Shell PLC - A Shares	11,700	203,272

Personal Products - 2.6%
Unilever PLC	6,460	325,778

Specialty Retail - 1.3%
Burberry Group PLC	10,325	167,830

Trading Companies & Distributors - 2.1%
Ashtead Group PLC	12,000	259,367

Total United Kingdom		2,691,162

TOTAL COMMON STOCKS
(Cost $13,528,528)		11,162,937

PREFERRED STOCKS - 3.1%
GERMANY - 3.1%
Health Care Equipment & Supplies - 3.1%
Sartorius AG	1,600	382,522

TOTAL PREFERRED STOCKS
(Cost $334,087)		382,522

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
Fidelity Investments Money Market Government Portfolio - Class I, 0.30% (b)	261,830	261,830
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.43% (b)	373,941	373,941
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.22% (b)	373,941	373,941

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,009,712)		1,009,712

Total Investments - 100.0%
(Cost $14,872,327)		12,555,171
Liabilities in Excess of Other Assets - 0.0%		(1,186)
TOTAL NET ASSETS - 100.0%		$12,553,985

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.  For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and a Fund calculates its net asset value.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$11,162,937	$–	$11,162,937
Preferred Stock	–	382,522	–	382,522
Money Market Funds	1,009,712	–	–	1,009,712
Total Investments	$1,009,712	$11,545,459	$–	$12,555,171